Employee costs - Employee (Details)	Dec. 31, 2022 employee	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees
Number of employees	6,300	6,319	5,761	4,875
Europe
Employees
Number of employees		3,420	3,196	2,938
Americas
Employees
Number of employees		2,899	2,565	1,937